Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Long-term portion of fair value of hedges	$ 40	$ 17
Long-term portion of income taxes payable	205	225
Asset retirement obligation	33	34
Long-term lease inducements	16	15
Deferred revenue	106	35
Total	$ 400	$ 326